Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Cash flows from operating activities:
Net (loss)/income	¥ 365,279	$ 55,981	¥ 724,002	¥ (65,612)
Net loss/(income) from discontinued operations, net of income taxes	62,366	9,558	(54,242)	314
Adjustments to reconcile net income/(loss) to net cash provided by/ (used in) operating activities:
Share-based compensation	9,383	1,438	11,859	13,989
Provision for allowance for doubtful accounts, including related party amounts of RMB1,528, RMB(2,336) and RMB3,344 (US$512) for the years ended December 31, 2018, 2019 and 2020, respectively	75,840	11,623	39,952	23,999
Depreciation and amortization expense	38,930	5,966	49,556	32,233
Amortization of the right-of-use assets	39,981	6,127	33,809
Impairment of intangible assets	10,572	1,620
(Income)/loss from equity method investments, net of impairment	(5,598)	(858)	3,447	(5,352)
Impairment of available-for-sale debt investments	2,000	307
Deferred tax expense/(benefit)	(13,179)	(2,019)	(1,269)	300
Gain on disposal of property and equipment	(1,642)	(252)	(216)	(1,318)
Gain on disposal of convertible loans due from a related party				(10,565)
Gain on disposal of available-for-sale debt investments	(477,254)	(73,142)	(1,001,181)	0
Impairment of goodwill	22,800	3,492
Changes in fair value of loan related to co-sale of Particle shares	24,535	3,760
Changes in fair value of forward contract in relation to disposal of investments in Particle	(16,085)	(2,465)	(4,441)
Foreign currency exchange gain	(5,494)	(842)	(7,892)	(6,849)
Changes in operating assets and liabilities, net of effects of acquisition:
Accounts receivable	(149,780)	(22,955)	(73,932)	(24,374)
Prepayments and other current assets	15,576	2,387	38,364	(14,911)
Amounts due from related parties	20,721	3,176	36,911	31,697
Other non-current assets	10,106	1,549	(98)	(4,910)
Accounts payable	(27,719)	(4,248)	(53,166)	(6,379)
Advances from customers	(7,337)	(1,124)	(7,341)	(15,657)
Salary and welfare payable	(1,185)	(182)	15,691	(20,136)
Taxes payable	20,778	3,184	15,735	7,914
Amounts due to related parties	265	41	15,437	2,578
Accrued expenses and other current liabilities	(78,031)	(11,959)	(123,338)	(17,290)
Long-term liabilities	(39,109)	(5,994)	(29,032)	1,417
Net cash used in continuing operating activities	(103,295)	(15,831)	(371,385)	(78,912)
Net cash provided by discontinued operating activities	186	29	41,080	2,088
Net cash used in operating activities	(103,109)	(15,802)	(330,305)	(76,824)
Cash flows from investing activities:
Purchase of property and equipment and intangible assets	(12,090)	(1,853)	(57,885)	(55,950)
Placement of term deposits and short term investments	(6,456,943)	(989,570)	(9,175,619)	(3,365,720)
Maturity of term deposits and short term investments	6,404,429	981,522	8,844,241	3,199,558
Payment for the equity investment	(82,000)	(12,567)	(6,500)	(6,500)
Loans provided to a third party related to co-sale of Particle shares	(68,867)	(10,554)
Loans provided to a related party				(10,000)
Loans repaid by a related party				74,000
Proceeds from disposal of convertible loans due from a related party				111,957
Net proceeds from disposal of available-for-sale debt investments	695,937	106,657	1,403,046
Deposits received from proposed buyers of investments in Particle			357,974
Cash acquired from acquisition of a subsidiary, net of cash acquired			175,489
Net cash (used in)/provided by continuing investing activities	480,466	73,635	1,540,746	(52,655)
Net cash (used in)/provided by discontinued investing activities	265,753	40,728	(80,352)	(62,057)
Net cash (used in)/provided by investing activities	746,219	114,363	1,460,394	(114,712)
Cash flows from financing activities:
Proceeds from exercise of stock options			511	3,677
Repayment of loan from a noncontrolling shareholder	(7,630)	(1,169)
Proceeds from short-term bank loans				250,492
Repayment of short-term bank loans			(267,886)	(330,000)
Dividends paid to shareholders	(645,244)	(98,888)	(703,145)
Cash received from discount of notes receivable	11,612	1,780
Capital injection from noncontrolling shareholders	1,600	245
Net cash used in continuing financing activities	(639,662)	(98,032)	(970,520)	(75,831)
Net cash used in discontinued financing activities			(144,100)
Net cash used in financing activities	(639,662)	(98,032)	(1,114,620)	(75,831)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(38,563)	(5,911)	(35,191)	11,477
Cash, cash equivalents and restricted cash of discontinued operations	46,840	7,179	(33,916)	(12,924)
Net decrease in cash, cash equivalents and restricted cash	(35,115)	(5,382)	(19,722)	(255,890)
Cash, cash equivalents and restricted cash at the beginning of the year	377,110	57,795	430,748	699,562
Cash and cash equivalents at the beginning of the year	310,876	47,644	161,100	362,862
Restricted cash at the beginning of the year	66,234	10,151	269,648	336,700
Cash, cash equivalents and restricted cash at the end of the year	388,835	59,592	377,110	430,748
Cash and cash equivalents at the end of the year	357,796	54,835	310,876	161,100
Restricted cash at the end of the year	31,039	4,757	66,234	269,648
Supplemental disclosure of cash flow information:
Cash paid during the period for income taxes	1,688	259	1,083	10,649
Cash paid during the period for interest expenses	1,112	170	¥ 4,026	15,221
Supplemental disclosure of non-cash investing activities:
Acquisition of available-for-sale debt investments from pledge of an interest-free loan	42,135	6,457
Acquisition of available-for-sale debt investments from a series of debt restructuring transaction and share exchange transaction	¥ 5,980	$ 916
Acquisition of the investments included in amount due to related parties				¥ 8,500